CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (77,907)	$ (133,309)	$ (1,015,892)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	54,642	(35,830)	(210)
Unrealized gains (losses) on available for sale securities	(216)	(471)	1,151
Unrealized gains on hedging instruments	388	11,504	3,965
Minimum pension liability adjustment	(1,042)	(3,070)	(113)
Other comprehensive income (loss), before tax	53,772	(27,867)	4,793
Income tax provision (benefit) related to items of other comprehensive income (loss)	(372)	3,093	1,649
Other comprehensive income (loss), net of tax	54,144	(30,960)	3,144
Comprehensive loss	(23,763)	(164,269)	(1,012,748)
Less: Comprehensive income attributable to non-controlling interests	275	233	1,418
Comprehensive loss attributable to Alere Inc. and Subsidiaries	$ (24,038)	$ (164,502)	$ (1,014,166)